CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Foreign currency translation adjustment, tax